Note 11 - Other Borrowings (Details) - Maturities of Other Borrowings - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Maturities of Other Borrowings [Abstract]
2016	$ 502
2016	4.00%
2017	$ 373
2017	4.00%
2018	$ 252
2018	4.02%
2019	$ 155
2019	4.04%
2020	$ 116
2020	4.04%
Beyond 2020	$ 8,542
Beyond 2020	1.51%
Total	$ 9,939	$ 10,624
Total	1.84%